PRINCIPAL ACCOUNTING POLICIES - Schedule of Cash, cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	¥ 16,060,679	$ 2,262,100	¥ 10,243,500
Restricted cash	3,008,428	423,728	1,027,454
Cash and cash equivalents included in held-for-sale assets	358,174
Total	¥ 19,427,281	$ 2,736,275	¥ 11,270,954	$ 1,587,481	¥ 9,097,246	¥ 8,074,772